Revenues by Geographic Region (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF KRW	Dec. 31, 2011 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF KRW	Dec. 31, 2010 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF KRW	Dec. 31, 2012 JAPAN KRW	Dec. 31, 2011 JAPAN KRW	Dec. 31, 2010 JAPAN KRW	Dec. 31, 2012 Taiwan And Hong Kong KRW	Dec. 31, 2011 Taiwan And Hong Kong KRW	Dec. 31, 2010 Taiwan And Hong Kong KRW	Dec. 31, 2012 UNITED STATES KRW	Dec. 31, 2011 UNITED STATES KRW	Dec. 31, 2010 UNITED STATES KRW	Dec. 31, 2012 RUSSIAN FEDERATION KRW	Dec. 31, 2011 RUSSIAN FEDERATION KRW	Dec. 31, 2010 RUSSIAN FEDERATION KRW	Dec. 31, 2012 BRAZIL KRW	Dec. 31, 2011 BRAZIL KRW	Dec. 31, 2010 BRAZIL KRW	Dec. 31, 2012 THAILAND KRW	Dec. 31, 2011 THAILAND KRW	Dec. 31, 2010 THAILAND KRW	Dec. 31, 2012 Europe KRW	Dec. 31, 2011 Europe KRW	Dec. 31, 2010 Europe KRW	Dec. 31, 2012 Other Country KRW	Dec. 31, 2011 Other Country KRW	Dec. 31, 2010 Other Country KRW
Geographic Reporting Disclosure [Line Items]
Revenue	$ 54,343	57,781,000	57,477,000	52,362,000	14,762,000	10,458,000	9,737,000	30,387,000	29,513,000	29,186,000	2,244,000	3,590,000	2,926,000	5,023,000	5,879,000	4,759,000	476,000	487,000	647,000	837,000	1,189,000	1,114,000	974,000	1,245,000	936,000	982,000	2,058,000	1,084,000	2,096,000	3,058,000	1,973,000